Group entities	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Group entities

29. Group entities

The following are the principal subsidiaries and associates of the Company:

	Principal place	Ownership interest
	of business	2020	2019

Subsidiaries:
Cameco Fuel Manufacturing Inc.	Canada	100%	100%
Cameco Marketing Inc.	Canada	100%	100%
Cameco Inc.	US	100%	100%
Power Resources, Inc.	US	100%	100%
Crow Butte Resources, Inc.	US	100%	100%
NUKEM, Inc.	US	100%	100%
Cameco Australia Pty. Ltd.	Australia	100%	100%
Cameco Europe Ltd.	Switzerland	100%	100%

Associates:
JV Inkai	Kazakhstan	40%	40%